Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	28 Months Ended	60 Months Ended	82 Months Ended	83 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
SoFi Agentic AI ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	7.23%
SoFi Enhanced Yield ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		(9.34%)	0.02%
SoFi Select 500 ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		21.02%		14.90%		16.47%
SoFi Social 50 ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		27.55%		13.54%	16.35%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.85%	16.99%		14.19%	15.41%	15.22%
BITA US Agentic AI Select Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.69%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		6.26%	6.77%
Solactive SoFi US 500 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent		20.72%		14.88%		16.46%
SoFi Social 50 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		27.94%		13.97%	16.73%